Retirement Benefits Plan (Tables)	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Summary of defined contribution plans

Years ended December 31,	2025	2024

Defined contribution plans	$5	$4

401(k) matched savings plan	7	6

Total pension expense	$12	$10